Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2006-QO3

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	03/30/2006
4. Interest Summary

				First Distribution Date:	04/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	10/23/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	10/25/2006

Record Date:
7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts
				Book-Entry:	10/24/2006

	8. Collateral Summary			Definitive:	09/29/2006

9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
14. Credit Enhancement Report

				Telephone:	818-260-1508
	15. Distribution Percentages	(Not Applicable)

				Pool(s) :	40313
16. Overcollateralization Summary

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts

18. Performance Tests

	19. Lender Paid Mortgage Insurance		(Not Applicable)

20. Comments

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

1. Distribution Summary

Class	CUSIP	Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	761118WP9	359,391,000.00	349,844,855.14	5.54000000	5,627,143.08	1,615,117.08	7,242,260.16	0.00	0.00	0.00	344,217,712.06

A-2	761118WQ7	149,747,000.00	145,772,252.92	5.59000000	2,344,700.26	679,055.74	3,023,756.00	0.00	0.00	0.00	143,427,552.66

A-3	761118WR5	89,848,000.00	87,465,536.95	5.66000000	1,406,855.31	412,545.78	1,819,401.09	0.00	0.00	0.00	86,058,681.64

M-1	761118WS3	16,576,000.00	16,610,731.77	5.75000000	0.00	79,593.09	79,593.09	0.00	0.00	0.00	16,610,731.77

M-2	761118WT1	8,450,000.00	8,467,738.24	5.76000000	0.00	40,645.14	40,645.14	0.00	0.00	0.00	8,467,738.24

M-3	761118WU8	3,250,000.00	3,256,873.03	5.80000000	0.00	15,741.55	15,741.55	0.00	0.00	0.00	3,256,873.03

M-4	761118WV6	3,250,000.00	3,257,189.51	6.05000000	0.00	16,421.66	16,421.66	0.00	0.00	0.00	3,257,189.51

M-5	761118WW4	3,250,000.00	3,257,265.46	6.11000000	0.00	16,584.91	16,584.91	0.00	0.00	0.00	3,257,265.46

M-6	761118WX2	3,250,000.00	3,257,455.35	6.26000000	0.00	16,993.06	16,993.06	0.00	0.00	0.00	3,257,455.35

M-7	761118WY0	4,550,000.00	4,561,447.67	6.83000000	0.00	25,962.24	25,962.24	0.00	0.00	0.00	4,561,447.67

M-8	761118WZ7	3,250,000.00	3,258,176.91	6.83000000	0.00	18,544.46	18,544.46	0.00	0.00	0.00	3,258,176.91

SB	761118XA1	5,200,926.42	5,200,103.41	0.00000000	0.00	1,255,114.51	1,255,114.51	0.00	0.00	0.00	5,200,103.41

R-I	761118XB9	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	761118XC7	0.00	0.00	0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals		650,012,926.42	634,209,626.36		9,378,698.65	4,192,319.22	13,571,017.87	0.00	0.00	0.00	624,830,927.71

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class		CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1		761118WP9	973.43799689	15.65744017	4.49403875	20.15147892	0.00000000	0.00000000	957.78055672

A-2		761118WQ7	973.45691680	15.65774446	4.53468677	20.19243123	0.00000000	0.00000000	957.79917234

A-3		761118WR5	973.48340475	15.65817058	4.59159670	20.24976727	0.00000000	0.00000000	957.82523417

M-1		761118WS3	1,002.09530466	0.00000000	4.80170668	4.80170668	0.00000000	0.00000000	1,002.09530466

M-2		761118WT1	1,002.09920000	0.00000000	4.81007574	4.81007574	0.00000000	0.00000000	1,002.09920000

M-3		761118WU8	1,002.11477846	0.00000000	4.84355385	4.84355385	0.00000000	0.00000000	1,002.11477846

M-4		761118WV6	1,002.21215692	0.00000000	5.05281846	5.05281846	0.00000000	0.00000000	1,002.21215692

M-5		761118WW4	1,002.23552615	0.00000000	5.10304923	5.10304923	0.00000000	0.00000000	1,002.23552615

M-6		761118WX2	1,002.29395385	0.00000000	5.22863385	5.22863385	0.00000000	0.00000000	1,002.29395385

M-7		761118WY0	1,002.51597143	0.00000000	5.70598681	5.70598681	0.00000000	0.00000000	1,002.51597143

M-8		761118WZ7	1,002.51597231	0.00000000	5.70598769	5.70598769	0.00000000	0.00000000	1,002.51597231

SB	1	761118XA1

R-I		761118XB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II		761118XC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

1	Factors not reported for OC Classes

Deal Factor :	96.12592340%

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance	Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End				(1)	(2)	(3)	(4)	(5)	(6)
A-1	09/25/2006	10/24/2006	Actual/360	349,844,855.14	5.54000000	1,615,117.08	0.00	0.00	0.00	0.00	1,615,117.08	0.00

A-2	09/25/2006	10/24/2006	Actual/360	145,772,252.92	5.59000000	679,055.74	0.00	0.00	0.00	0.00	679,055.74	0.00

A-3	09/25/2006	10/24/2006	Actual/360	87,465,536.95	5.66000000	412,545.78	0.00	0.00	0.00	0.00	412,545.78	0.00

M-1	09/25/2006	10/24/2006	Actual/360	16,610,731.77	5.75000000	79,593.09	0.00	0.00	0.00	0.00	79,593.09	0.00

M-2	09/25/2006	10/24/2006	Actual/360	8,467,738.24	5.76000000	40,645.14	0.00	0.00	0.00	0.00	40,645.14	0.00

M-3	09/25/2006	10/24/2006	Actual/360	3,256,873.03	5.80000000	15,741.55	0.00	0.00	0.00	0.00	15,741.55	0.00

M-4	09/25/2006	10/24/2006	Actual/360	3,257,189.51	6.05000000	16,421.66	0.00	0.00	0.00	0.00	16,421.66	0.00

M-5	09/25/2006	10/24/2006	Actual/360	3,257,265.46	6.11000000	16,584.91	0.00	0.00	0.00	0.00	16,584.91	0.00

M-6	09/25/2006	10/24/2006	Actual/360	3,257,455.35	6.26000000	16,993.06	0.00	0.00	0.00	0.00	16,993.06	0.00

M-7	09/25/2006	10/24/2006	Actual/360	4,561,447.67	6.83000000	25,962.24	0.00	0.00	0.00	0.00	25,962.24	0.00

M-8	09/25/2006	10/24/2006	Actual/360	3,258,176.91	6.83000000	18,544.46	0.00	0.00	0.00	0.00	18,544.46	0.00

SB	09/01/2006	09/30/2006	Actual/360	5,200,103.41	0.00000000	0.00	0.00	0.00	0.00	1,255,114.51	1,255,114.51	0.00

Deal Totals				634,209,626.36		2,937,204.71	0.00	0.00	0.00	1,255,114.51	4,192,319.22	0.00

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.33000000	A-1, A-2, A-3, M-2, M-4, M-6, M-8, M-7, M-5, M-3, M-1

Net deferred interest for current month is $0.00 Prepayment charges inclued in SB class is $258,074.74

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	7,994.56	7,994.56	0.00	0	0.00	198,269.12	19,910.58	36,781.41	0.00	0.00	0.00

7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts

(A) Prepayment Interest Shortfall Amounts							(B) Basis Risk/Net WAC Shortfall Amounts

Class	Current	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)	Current Period Uncompensated	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid (1)+(2)+(3)-(4)=(5)

	(1)	(2)	(3)	(4)	(5)	(1)	(2)	(3)	(4)	(5)

A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

A-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

A-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

SB	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-I	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Totals	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

8. Collateral Summary

A. Loan Count and Balances

	Original Loan Count/ Scheduled Principal Balance		Beginning Loan Count/ Scheduled Principal Balance		Curtailments		Payoffs		Total Repurchases		Principal Portion of Losses		Ending Loan Count/ Scheduled Principal Balance

	Count	Balance	Count	Balance	Count	Amount	Count	Amount	Count	Amount	Count	Amount	Count	Balance

Deal Totals	1,897	650,012,926.42	1,810	634,209,626.35	431	237,997.96	37	11,234,512.90	0	0.00	0	0.00	1,773	624,830,927.71

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	7.86905824	7.98458826	366.95	366.95	7.44405824	7.55958826	7.44405824	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Deal Totals	19.61%		14.85%	10.52%			9.46%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

	10. Loan Status Report
				Delinquency Calculation Method: Mortgage Bankers Association

		Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
	Deal Totals

		Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

	Current	1,735	611,475,421.28	1	252,424.01	0	0.00	0	0.00	0.00	1,736	611,727,845.29

	30 days	25	8,479,381.35	0	0.00	0	0.00	0	0.00	0.00	25	8,479,381.35

	60 days	9	2,969,056.30	0	0.00	0	0.00	0	0.00	0.00	9	2,969,056.30

	90 days	2	1,134,594.60	0	0.00	0	0.00	0	0.00	0.00	2	1,134,594.60

	120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	150 days	0	0.00	0	0.00	1	520,050.17	0	0.00	0.00	1	520,050.17

	180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	Total	1,771	624,058,453.53	1	252,424.01	1	520,050.17	0	0.00	0.00	1,773	624,830,927.71

	Current	97.86%	97.86%	0.06%	0.04%	0.00%	0.00%	0.00%	0.00%	0.00%	97.91%	97.90%

	30 days	1.41%	1.36%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.41%	1.36%

	60 days	0.51%	0.48%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.51%	0.48%

	90 days	0.11%	0.18%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.11%	0.18%

	120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	150 days	0.00%	0.00%	0.00%	0.00%	0.06%	0.08%	0.00%	0.00%	0.00%	0.06%	0.08%

	180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Total	99.89%	99.88%	0.06%	0.04%	0.06%	0.08%	0.00%	0.00%	0.00%	100.00%	100.00%

NOTE: Loans with both a Bankruptcy and Foreclosure status were

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	25	8,479,381.35		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	1.41%	1.36%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	9	2,969,056.30		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.51%	0.48%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	2	1,134,594.60		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.11%	0.18%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	520,050.17		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.06%	0.08%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%	0.00%		0.00%

Constant Default Rate	0.00%	0.00%	0.00%		0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

14. Credit Enhancement Report

Reserve Accounts
			DEPOSITS		WITHDRAWALS

							Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

Basis Risk Shortfall Reserve	Goldman Sachs & Company	0.00	0.00	0.00	0.00	0.00	0.00

16. Overcollateralization Summary

	Prior Required Overcollateralization Amount	Beginning Overcollateralization Amount	Overcollateralization Increase/(Reduction) Amount	Ending Overcollateralization Amount	Current Required Overcollateralization Amount
Deal Total
	5,200,103.41	5,200,103.41	0.00	5,200,103.41	5,200,103.41

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

17. Excess Cashflow, Overcollateralization and Derivative Amounts

Excess Cashflow and Derivative Summary

(1)	Scheduled Unmodified Net Interest	3,934,244.49

(2)	Interest Losses	0.00

(3)	Subsequent Recoveries	0.00

(4)	Interest Adjustment Amount	0.00

(5)	Certificate Interest Amount	2,937,204.72

(6)	OC Reduction Amount	0.00

(7)	Excess Cashflow Prior to OC Provisions	997,039.77

Overcollateralization and Derivative Amounts

	Excess Cashflow Prior to OC Provisions	997,039.77

(1)	Unreimbursed Principal Portion of Realized Losses	0.00

(2)	Principal Portion of Realized Losses	0.00

(3)	Overcollateralization Increase	0.00

(4)	Prepayment Interest Shortfall	0.00

(5)	Unpaid PPIS With Accrued Interest	0.00

(6)	Basis Risk Shortfall Carry-Forward Amount	0.00

(7)	Relief Act Shortfall	0.00

(8)	Unreimbursed Realized Losses	0.00

(9)	To Class SB Certificates	997,039.77

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QO3

October 25, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Stepdown Date - Senior Enhancement Test

Senior Enhance Pct >= Specified Senior Enhance Pct (Actual End Balance <= Target End Balance)	False

StepDown Date and Senior Enhancement pass

After StepDown Date and Senior Enh Percent >= Target Percent	False

Sixty-Plus Delinquency Percentage >= Target %

Sixty-Plus Delinquency Percentage >= Senior Enhancement Delinquency Percentage Target	False

Aggregate Realized Loss % >= Scheduled Loss %

Aggregate Realized Loss Percentage >= Scheduled Loss Percent	False

Trigger Event is in effect?

Trigger Event is in effect	False

Stepdown Date and Trigger Event in effect

Trigger Event is in effect on or after StepDown Date	False

20. Comments

Comments:	Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a
Delaware limited liability company, and HomeComings Financial Network, Inc., a Subservicer, changed its name to HomeComings Financial, LLC and converted from a Delaware corporation to a Delaware limited liability company.

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

10/24/2006	6:44:46PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QO3

October 25, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	13,324,859.17
Prepayment Premium	258,074.74
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	7,994.56
Total Deposits	13,590,928.47

Uses of Funds	Amount

Transfer to Certificate Account	13,571,017.86
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	19,910.58
Derivative Payment	N/A
Total Withdrawals	13,590,928.44

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A